19. LOANS AND FINANCING (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
LoansAndFinancingLineItems [Line Items]
Current			R$ 1,987.9
Non-current			6,655.8
Local currency Debt			8,643.7
Current			1,257.1
Non-current			9,061.6
Foreign currency Debt			10,318.7
Short term Borrowings			3,245.0
Long term Borrowings		R$ 15,413.0	15,717.4
Borrowings		R$ 20,444.4	18,962.4
Working Capital [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		7.79% (8.90% on 12.31.16)
Weighted average interest rate (p.a.)		7.79% (8.90% on 12.31.16)
WAMT	[1]	9 months 18 days
Current		R$ 1,631.5	1,326.1
Non-current		923.9
Local currency Debt		R$ 2,555.4	1,326.1
Charges (p.a.)		23.10% (14.28% on 12.31.16) + e.r. ARS / + e.r US$
Weighted average interest rate (p.a.)		23.10% (14.28% on 12.31.16) + e.r. ARS / + e.r US$
WAMT	[1]	1 year 6 months
Current		R$ 128.1	236.9
Non-current		39.7	55.8
Foreign currency Debt		R$ 167.9	292.7
Certificate Of Agribusiness Receivables [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		96.51% of CDI / IPCA + 5,90% (96.50% of CDI /IPCA + 5.90 on 12.31.16)
Weighted average interest rate (p.a.)		7.41% (13.43% on 12.31.16)
WAMT	[1]	2 years 4 months 24 days
Current		R$ 1,097.9
Non-current		2,473.8
Local currency Debt		R$ 3,571.7
Development Bank Credit Lines [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed rate / Selic / TJLP + 1.48% (Fixed rate/Selic / TJLP + 0.75% on 12.31.16)
Weighted average interest rate (p.a.)		6.78% (7.93% on 12.31.16)
WAMT	[1]	1 year 8 months 12 days
Current		R$ 313.3	381.3
Non-current		256.8	499.7
Local currency Debt		R$ 570.1	881.0
Charges (p.a.)		UMBNDES + 1.73% (UMBNDES + 2.10% on 12.31.16) + e.r. US$ and other currencies
Weighted average interest rate (p.a.)		6.22% (6.24% on 12.31.16) + e.r. US$ and other currencies
WAMT	[1]	1 year
Current		R$ 2.6	5.9
Non-current		1.0	3.0
Foreign currency Debt		R$ 3.6	8.9
Bonds [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		7.75% (7.75% on 12.31.16)
Weighted average interest rate (p.a.)		7.75% (7.75% on 12.31.16)
WAMT		4 months 24 days
Current		R$ 503.8	4.1
Non-current			498.8
Local currency Debt		R$ 503.8	502.9
Charges (p.a.)		4.08% (4.71% on 12.31.16) + e.r. US$, EUR and ARS
Weighted average interest rate (p.a.)		4.08% (4.71% on 12.31.16) + e.r. US$, EUR and ARS
WAMT		6 years
Current			212.9
Non-current
Foreign currency Debt			212.9
Export Credit Facility [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		100.35% (13.68% on 12.31.16)
Weighted average interest rate (p.a.)		6.91% (13.68% on 12.31.16)
WAMT	[1]	1 year 2 months 12 days
Current		R$ 39.2	72.3
Non-current		1,850.0	1,850.0
Local currency Debt		R$ 1,889.2	1,922.3
Charges (p.a.)		LIBOR + 1.85% (LIBOR + 2.71% on 12.31.16) + e.r. US$
Weighted average interest rate (p.a.)		3.35% (3.85% on 12.31.16) + e.r. US$
WAMT	[1]	2 years 2 months 12 days
Current		R$ 2.6	5.9
Non-current		1.0	3.0
Foreign currency Debt		R$ 3.6	8.9
Special Program Asset Restructuring [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		Fixed rate / IGPM + 4.90% (Fixed rate / IGPM + 4.90% on 12.31.16)
Weighted average interest rate (p.a.)		4.36% (12.09% on 12.31.16)
WAMT	[1]	2 years 2 months 12 days
Current		R$ 3.5	3.5
Non-current		245.8	248.0
Local currency Debt		R$ 249.4	251.6
Other Secured Debts [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		(8.50% on 12.31.16)
Weighted average interest rate (p.a.)		(8.50% on 12.31.16)
Current			32.3
Non-current			97.3
Local currency Debt			129.6
Current			0.8
Non-current
Foreign currency Debt			0.8
Fiscal Incentives [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)		2.40% (2.40% on 12.31.16)
Weighted average interest rate (p.a.)		2.40% (2.40% on 12.31.16)
WAMT	[1]	6 months
Current		R$ 3.6	0.1
Non-current
Local currency Debt		R$ 3.6	0.1
Current			1,438.6
Non-current			9,662.8
Foreign currency Debt			11,101.3
Short term Borrowings			5,031.4
Long term Borrowings			15,413.0
Borrowings			R$ 20,444.4
Advances For Foreign Exchange Rate Contracts [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)			2.39% (1.76% on 12.31.15) + e.r. US$
Weighted average interest rate (p.a.)			2.39% (1.76% on 12.31.15) + e.r. US$
WAMT	[1]		9 months 18 days
Securitization Of Agribusiness Receivables [Member]
LoansAndFinancingLineItems [Line Items]
Current			R$ 168.1
Non-current			3,462.0
Local currency Debt			R$ 3,630.1

[1]	(1) Weighted average maturity in years.